SUN-JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 314-3953

                                                                  LAW DEPARTMENT

                                                            April 2, 2010


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       Form N-6 Registration Statement
                       File No. 333-103199 and 811-04335
                       CIK #0000771726

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 19 to AXA Equitable's Form N-6 Registration Statement (File No. 333-103199) under the Securities Act of 1933 ("1933 Act") and Amendment No. 71 to the Registration Statement on the same Form N-6 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account FP.

The Registration Statement relates to a new version of the Incentive Life flexible premium variable life insurance policy called "Incentive Life Optimizer II" to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account FP. Incentive Life Optimizer II will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Incentive Life Optimizer II are AXA Distributors LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable. Except as indicated below, the Incentive Life Optimizer II product is essentially identical to the current version of the Incentive Life Optimizer product funded through the same separate account. Incentive Life Optimizer is also covered by AXA Equitable's Form N-6 Registration Statement 333-103199 and has been offered continuously since it became effective under the 1933 Act.

The principal changes between old Incentive Life Optimizer and Incentive Life Optimizer II are:

o  Incentive Life Optimizer II offers a Charitable Legacy Rider
o  Incentive Life Optimizer II offers an Enhanced No Lapse Guarantee Rider
o  Incentive Life Optimizer II has a higher administrative charge
o Incentive Life Optimizer II has the Market Stabilizer Option(SM) integrated into its prospectus

We anticipate launching Incentive Life Optimizer II in early June, 2010. In order to do so, we would like to begin printing the prospectus no later than June 2, 2010, and therefore hope we can be effective with the new product by that date.

To that end, we greatly appreciate the Staff's effort in providing us with comments by May 17, 2010 or as soon as possible thereafter. We will then file an additional post-effective amendment that will address any Staff comments, add financial and compensation information and illustrations to the prospectus and statement of additional information where appropriate as well as provide any additional exhibits that might be necessary.

In view of the similarity between the Incentive Life Optimizer and Incentive Life Optimizer II products, AXA Equitable hereby requests that the filing be afforded expedited selective review by the Commission staff. To facilitate the staff's review, we are including with the staff's courtesy copy of this letter precisely marked copies of the Incentive Life Optimizer II prospectus and statement of additional information that show how they differ from the current Incentive Life Optimizer prospectus and statement of additional information.

Please contact our counsel, Christopher E. Palmer of Goodwin Procter LLP at 202-346-4253, if you have any questions. Thank you in advance for your attention to this matter.

                                        Very truly yours,


                                        /s/ Sun-Jin Moon
                                        -----------------
                                        Sun-Jin Moon

CC: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.